Disclosure of deferred and restricted share units (Details) - share	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DSU [Member]
Statements Line Items
Number of units, beginning of period	266,442	175,446
Number of units, granted	82,600	88,600
Number of units reinvested (dividends on common shares)	4,696	2,396
Number of units, settled	(36,529)	0
Number of units, transfer from cash-settled to equity-settled	0	0
Number of units, forfeited	0	0
Number of units, end of period	317,209	266,442
Number of units, vested	233,883	177,405
RSU [Member]
Statements Line Items
Number of units, beginning of period	600,627	595,076
Number of units, granted	23,700	231,300
Number of units reinvested (dividends on common shares)	7,064	7,260
Number of units, settled	(192,719)	(225,429)
Number of units, transfer from cash-settled to equity-settled	(428,090)	0
Number of units, forfeited	(7,536)	(7,580)
Number of units, end of period	3,046	600,627
Number of units, vested	0	0
RSU (equity) [Member]
Statements Line Items
Number of units, beginning of period	0
Number of units, granted	429,262
Number of units reinvested (dividends on common shares)	6,277
Number of units, settled	0
Number of units, transfer from cash-settled to equity-settled	(428,090)
Number of units, forfeited	(14,870)
Number of units, end of period	848,759
Number of units, vested	69,257